CURRENCY GAINS / (LOSSES)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
CURRENCY GAINS / (LOSSES)
NOTE 6 - CURRENCY GAINS / (LOSSES)
Currency gains and losses, which are included in Income from operations, are as follows:

(in millions of Euros)	Notes	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Included in Revenue	18	(2)	(1)	(5)	(2)
Included in Cost of sales		1	—	1	—
Included in Other gains / (losses) - net		(5)	(1)	(6)	4
Total		(6)	(2)	(10)	2
Realized exchange (losses) / gains on foreign currency derivatives - net	18	(3)	—	(3)	1
Losses reclassified from OCI as a result of hedge accounting discontinuation	18	(5)	—	(5)	—
Unrealized (losses) / gains on foreign currency derivatives - net	18	—	(1)	(2)	1
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net		2	(1)	—	—
Total		(6)	(2)	(10)	2

See NOTE 17 - Financial Instruments and NOTE 18 - Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.